UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22960

Eubel Brady & Suttman Mutual Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450	Cincinnati, Ohio 45246
(Address of principal executive offices)	(Zip code)

Carol J. Highsmith

225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Eubel Brady & Suttman Income and Appreciation Fund

(EBSZX)

Annual Shareholder Report - July 31, 2025

Fund Overview

This annual shareholder report contains important information about Eubel Brady & Suttman Income and Appreciation Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at  https://funddocs.filepoint.com/ebs/. You can also request this information by contacting us at (800) 391-1223.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Eubel Brady & Suttman Income and Appreciation Fund	$23	0.22%

How did the Fund perform during the reporting period?

      The Fund posted solid investment results, in our view, for the annual period ended July 31, 2025, as yields declined across many maturities in the credit spectrum. The most notable declines along the yield curve occurred around five-year maturities and shorter. There is an inverse relationship between bond yields and bond prices, and the Fund benefited from declining yields along the shorter segment of the yield curve. Most credit spreads (difference in yield between a corporate bond and Treasury of equal maturity) tightened during the period in all but the shortest maturities, which also benefited the Fund. Declining yields and narrowing credit spreads were tailwinds.

      The Federal Reserve (the “Fed”), despite facing continued political pressure to lower rates, held overnight rates at 4.25% - 4.50% upon the conclusion of its July meeting. The decision to maintain the target range was based on inflation levels that remain somewhat elevated relative to its 2% average inflation target. We believe the Fed will continue to assess incoming data, the evolving outlook, and the balance of risks in driving its policy decisions.

      The Fund was overweight in convertible and non-convertible corporate issues relative to Treasurys and maintained a shorter duration than its regulatory benchmark during the reporting period. Those factors contributed to its outperformance. Short-term yields effectively troughed in late-September 2024 and peaked in January 2025 before experiencing a steady decline throughout the remainder of the reporting period.

      Given the Fund’s flexible investment mandate, its strategy can adjust as needed to address shifting yields, credit spreads and convertible conditions while pursuing its investment objective of maximizing total return by producing income and capital appreciation.

How has the Fund performed over the last ten years?

For the one-year, five-year and ten-year periods ending July 31, 2025, the Fund bested its regulatory benchmark, the Bloomberg U.S. Aggregate Bond Index. The outperformance can be attributed to our active, bottom-up portfolio management process that is focused on individual selection of convertible and non-convertible securities.

Total Return Based on $10,000 Investment

$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
Jul-2015
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024
Jul-2025
Eubel Brady & Suttman Income and Appreciation Fund - $14,806
Bloomberg U.S. Aggregate Bond Index - $11,790
ICE BofA 1-10 Year Corp. Index - $13,488
ICE BofA Yield Alternative US Convertible Index - $17,336

	Eubel Brady & Suttman Income and Appreciation Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-10 Year Corp. Index	ICE BofA Yield Alternative US Convertible Index
Jul-2015	$10,000	$10,000	$10,000	$10,000
Jul-2016	$10,255	$10,594	$10,574	$9,926
Jul-2017	$10,834	$10,539	$10,756	$10,975
Jul-2018	$11,009	$10,455	$10,688	$11,534
Jul-2019	$11,319	$11,299	$11,594	$12,151
Jul-2020	$11,663	$12,443	$12,586	$12,912
Jul-2021	$12,735	$12,356	$12,856	$15,107
Jul-2022	$12,430	$11,229	$11,788	$12,929
Jul-2023	$12,832	$10,851	$11,838	$14,253
Jul-2024	$13,826	$11,405	$12,735	$15,361
Jul-2025	$14,806	$11,790	$13,488	$17,336

Average Annual Total Returns

	1 Year	5 Years	10 Years
Eubel Brady & Suttman Income and Appreciation Fund	7.09%	4.89%	4.00%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	1.66%
ICE BofA 1-10 Year Corp. Index	5.91%	1.39%	3.04%
ICE BofA Yield Alternative US Convertible Index	12.85%	6.07%	5.66%

Fund Statistics

  Net Assets$146,505,121
  Number of Portfolio Holdings35
  Advisory Fee $0
  Portfolio Turnover20%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

The Fund primarily invested in a diversified portfolio of non-convertible fixed income securities and convertible securities.

Sector Weighting (% of net assets)

Consumer Discretionary
Financials
Technology
Money Market
Communications
Industrials
Consumer Staples
Energy
Materials
Other Assets in Excess of Liabilities
0%
5%
10%
15%
20%
25%

Value	Value
Other Assets in Excess of Liabilities	0.5%
Materials	3.4%
Energy	3.4%
Consumer Staples	4.7%
Industrials	7.7%
Communications	7.9%
Money Market	16.2%
Technology	16.4%
Financials	19.1%
Consumer Discretionary	20.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Patrick Industries, Inc., 1.750%, due 12/01/28	4.2%
Lyft, Inc., 0.625%, due 03/01/29	4.2%
Airbnb, Inc., 0.000%, due 03/15/26	4.0%
TripAdvisor, Inc., 0.250%, due 04/01/26	3.9%
Micron Technology, Inc., 6.750%, due 11/01/29	3.7%
Winnebago Industries, Inc., 3.250%, due 01/15/30	3.5%
Garrett Motion Holdings, 7.750%, due 05/31/32 144A	3.5%
Bentley Systems, Inc., 0.125%, due 01/15/26	3.5%
JBT Marel Corporation, 0.250%, due 05/15/26	3.5%
CNX Resources Corporation, 6.000%, due 01/15/29 144A	3.4%

Asset Weighting (% of total investments)

Value	Value
Bank Debt	1.4%
Common Stocks	3.8%
Convertible Bonds	46.7%
Corporate Bonds	31.8%
Money Market Funds	16.3%

Material Fund Changes

No material changes occurred during the year ended July 31, 2025.

Change In Or Disagreements With Accountants

During the year ended July 31, 2025, there were no changes in or disagreements with accountants.

Householding

If you wish to receive a copy of this document at a new address, contact (800) 391-1223.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funddocs.filepoint.com/ebs/), including its:

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073125-EBSZX

Eubel Brady & Suttman Income and Appreciation Fund (EBSZX)

Annual Shareholder Report - July 31, 2025

Eubel Brady & Suttman Income Fund

(EBSFX)

Annual Shareholder Report - July 31, 2025

Fund Overview

This annual shareholder report contains important information about Eubel Brady & Suttman Income Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at  https://funddocs.filepoint.com/ebs/. You can also request this information by contacting us at (800) 391-1223.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Eubel Brady & Suttman Income Fund	$18	0.17%

How did the Fund perform during the reporting period?

      The Fund posted solid investment results, in our view, for the annual period ended July 31, 2025, as yields declined across many maturities in the credit spectrum. The most notable declines on the yield curve occurred around five-year maturities and shorter. There is an inverse relationship between bond yields and bond prices, and the Fund benefited from declining yields along the shorter segment of the yield curve. Most credit spreads (difference in yield between a corporate bond and Treasury of equal maturity) tightened during the period in all but the shortest maturities, which also benefited the Fund. Declining yields and narrowing credit spreads were tailwinds.

      The Federal Reserve (the “Fed”), despite facing continued political pressure to lower rates, held overnight rates at 4.25% - 4.50% upon the conclusion of its July meeting. The decision to maintain the target range was based on inflation levels that remain somewhat elevated relative to its 2% average inflation target. We believe the Fed will continue to assess incoming data, the evolving outlook, and the balance of risks in driving its policy decisions.

      The Fund was overweight in corporate issues relative to Treasurys and maintained a shorter duration than its benchmarks during the reporting period. Those factors contributed to its outperformance. Short-term yields effectively troughed in late-September 2024 and peaked in January 2025 before experiencing a steady decline throughout the remainder of the reporting period.

      Given the Fund’s flexible investment mandate, its strategy can adjust as needed to address shifting yields and credit spreads while pursuing its investment objective of preserving capital, producing income, and maximizing total return.

How has the Fund performed over the last ten years?

For the one-year, five-year and ten-year periods ending July 31, 2025, the Fund bested its regulatory benchmark, the Bloomberg U.S. Aggregate Bond Index and its secondary benchmark, the ICE BofA U.S. Corporate & Government 1-10 Yrs Index. The outperformance can be attributed to our active, bottom-up portfolio management process that is focused on individual security selection.

Total Return Based on $10,000 Investment

$14,000
$13,000
$12,000
$11,000
$10,000
Jul-2015
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024
Jul-2025
Eubel Brady & Suttman Income Fund - $13,546
Bloomberg U.S. Aggregate Bond Index - $11,790
ICE BofA U.S. Corporate & Government 1-10 Yrs Index - $12,219

	Eubel Brady & Suttman Income Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government 1-10 Yrs Index
Jul-2015	$10,000	$10,000	$10,000
Jul-2016	$10,358	$10,594	$10,423
Jul-2017	$10,643	$10,539	$10,426
Jul-2018	$10,734	$10,455	$10,329
Jul-2019	$11,149	$11,299	$11,044
Jul-2020	$11,538	$12,443	$11,902
Jul-2021	$11,933	$12,356	$11,939
Jul-2022	$11,647	$11,229	$11,157
Jul-2023	$11,818	$10,851	$11,011
Jul-2024	$12,663	$11,405	$11,668
Jul-2025	$13,546	$11,790	$12,219

Average Annual Total Returns

	1 Year	5 Years	10 Years
Eubel Brady & Suttman Income Fund	6.97%	3.26%	3.08%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	1.66%
ICE BofA U.S. Corporate & Government 1-10 Yrs Index	4.73%	0.53%	2.02%

Fund Statistics

  Net Assets$412,395,649
  Number of Portfolio Holdings54
  Advisory Fee $0
  Portfolio Turnover38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

The Fund primarily invested in a diversified portfolio of income producing securities.

Sector Weighting (% of net assets)

Financials
U.S. Treasury Obligations
Industrials
Consumer Discretionary
Money Market
Health Care
Technology
Materials
Consumer Staples
U.S. Government & Agencies
Communications
Other Assets in Excess of Liabilities
0%
5%
10%
15%
20%
25%

Value	Value
Other Assets in Excess of Liabilities	1.0%
Communications	1.4%
U.S. Government & Agencies	3.5%
Consumer Staples	4.2%
Materials	5.5%
Technology	6.2%
Health Care	7.1%
Money Market	9.8%
Consumer Discretionary	10.8%
Industrials	13.6%
U.S. Treasury Obligations	14.0%
Financials	22.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 4.375%, due 12/31/29	3.1%
Timken Company (The), 4.500%, due 12/15/28	3.0%
U.S. Treasury Notes, 4.625%, due 04/30/29	3.0%
U.S. Treasury Notes, 4.500%, due 05/15/27	2.9%
Mohawk Industries, Inc., 5.850%, due 09/18/28	2.8%
Penske Truck Leasing Company, L.P., 5.700%, due 02/01/28 144A	2.7%
LKQ Corporation, 5.750%, due 06/15/28	2.7%
HEICO Corporation, 5.250%, due 08/01/28	2.7%
Bank OZK, 2.750%, due 10/01/31	2.6%
U.S. Treasury Notes, 4.250%, due 01/15/28	2.6%

Asset Weighting (% of total investments)

Value	Value
Bank Debt	1.3%
Common Stocks	1.7%
Corporate Bonds	69.4%
Money Market Funds	9.9%
U.S. Government & Agencies	3.5%
U.S. Treasury Obligations	14.2%

Material Fund Changes

No material changes occurred during the year ended July 31, 2025.

Change In Or Disagreements With Accountants

During the year ended July 31, 2025, there were no changes in or disagreements with accountants.

Householding

If you wish to receive a copy of this document at a new address, contact (800) 391-1223.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funddocs.filepoint.com/ebs/), including its:

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073125-EBSFX

Eubel Brady & Suttman Income Fund (EBSFX)

Annual Shareholder Report - July 31, 2025

(b)	Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Virginia A. Boeckman. Ms. Boeckman is “independent” for purposes of this item.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $32,000 and $32,000 with respect to the registrant’s fiscal years ended July 31, 2025 and July 31, 2024, respectively.

(b)	Audit-Related Fees. No fees were billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $6,000 and $6,000 with respect to the registrant’s fiscal years ended July 31, 2025, and July 31, 2024, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	During the fiscal years ended July 31, 2025 and July 31, 2024, aggregate non-audit fees of $6,000 and $6,000, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant. No non-audit fees were billed in the last fiscal year by the registrant’s principal accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable

(j)	Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Eubel Brady & Suttman

Income and Appreciation Fund

Ticker Symbol: EBSZX

Eubel Brady & Suttman

Income Fund

Ticker Symbol: EBSFX

Each a series of the

Eubel Brady & Suttman Mutual Fund Trust

Annual Financial Statements

and Additional Information

July 31, 2025

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND

SCHEDULE OF INVESTMENTS

July 31, 2025

	Coupon	Maturity	Par Value	Value
CORPORATE BONDS — 31.6%
Consumer Discretionary — 5.6%
Garrett Motion Holdings, 144A	7.750%	05/31/32	$5,000,000	$5,188,985
Marriott International, Inc., Series KK	4.900%	04/15/29	3,000,000	3,037,387
				8,226,372
Consumer Staples — 1.6%
Walgreens Boots Alliance, Inc.	3.200%	04/15/30	2,500,000	2,428,189

Energy — 3.4%
CNX Resources Corporation, 144A	6.000%	01/15/29	5,000,000	4,998,585

Financials — 17.3%
Bank OZK (TSFR3M + 209, effective 10/01/26) (a)	2.750%	10/01/31	4,130,000	3,675,700
Churchill LBC, LLC, 144A (b)	9.250%	01/01/31	1,200,000	1,201,453
CNG Holdings, Inc., 144A	14.500%	06/30/26	2,492,000	2,319,055
First Maryland Capital I (TSFR3M + 126.16) (a)	5.579%	01/15/27	2,000,000	1,965,588
First National Bank of Nebraska, Inc., 144A	7.250%	06/15/35	2,000,000	2,028,043
GitSit Solutions, LLC, 144A (b)(c)	8.000%	11/15/29	3,500,000	3,550,074
NCP SNIP (b)(c)	13.500%	12/31/25	1,800,000	1,798,258
Ponder Farms LBC, LLC , Series 2025, 144A (b)	8.500%	01/01/29	1,755,608	1,757,880
Reese Farms Development, LLC, 144A (b)(c)	8.500%	07/15/29	3,000,000	3,065,364
Southern Bancshares (N.C.), Inc., 144A (TSFR3M + 241, effective 06/30/26) (a)	3.125%	06/30/31	2,200,000	1,952,810
Truist Financial Corporation (TSFR3M + 93.16) (a)	5.258%	05/15/27	2,000,000	1,980,401
				25,294,626
Technology — 3.7%
Micron Technology, Inc.	6.750%	11/01/29	5,000,000	5,379,415

Total Corporate Bonds
(Cost $46,103,662)				$46,327,187

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND

SCHEDULE OF INVESTMENTS (Continued)

	Coupon	Maturity	Par Value	Value
CONVERTIBLE BONDS — 46.5%
Communications — 7.9%
Airbnb, Inc.	0.000%	03/15/26	$6,000,000	$5,802,000
TripAdvisor, Inc.	0.250%	04/01/26	6,000,000	5,783,999
				11,585,999
Consumer Discretionary — 15.1%
Etsy, Inc.	0.125%	09/01/27	3,000,000	2,701,500
Etsy, Inc.	0.250%	06/15/28	4,000,000	3,466,000
Ford Motor Company	0.000%	03/15/26	5,000,000	4,970,000
Guess, Inc.	3.750%	04/15/28	5,000,000	4,797,500
Patrick Industries, Inc.	1.750%	12/01/28	4,000,000	6,184,554
				22,119,554
Consumer Staples — 3.1%
Spectrum Brands, Inc.	3.375%	06/01/29	5,000,000	4,517,500

Industrials — 7.7%
Lyft, Inc.	0.625%	03/01/29	6,000,000	6,126,000
Winnebago Industries, Inc.	3.250%	01/15/30	6,000,000	5,205,000
				11,331,000
Technology — 12.7%
Bentley Systems, Inc.	0.125%	01/15/26	5,000,000	5,110,000
Bentley Systems, Inc.	0.375%	07/01/27	1,000,000	961,000
Global Payments, Inc.	1.500%	03/01/31	5,000,000	4,525,000
JBT Marel Corporation	0.250%	05/15/26	5,000,000	5,065,000
Xerox Holdings Corporation	3.750%	03/15/30	6,000,000	2,874,000
				18,535,000
Total Convertible Bonds
(Cost $69,932,430)				$68,089,053

	Coupon	Maturity	Par Value	Value
BANK DEBT — 1.4%
Financials — 1.4%
NCP SPV Texas, L.P. Revolving Loan (Prime + 187) (a)(b)(c) (Cost $2,099,324)	9.370%	09/23/26	$2,099,324	$2,093,423

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
COMMON STOCKS — 3.8%
Financials — 0.4%
Lincoln National Corporation	15,673	$597,298

Materials — 3.4%
Natural Resource Partners, L.P.	48,000	4,916,160

Total Common Stocks (Cost $4,456,029)		$5,513,458

	Shares	Value
MONEY MARKET FUNDS — 16.2%
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 4.23% (d) (Cost $23,694,538)	23,694,538	$23,694,538

Total Investments at Value — 99.5% (Cost $146,285,983)		$145,717,659

Other Assets in Excess of Liabilities — 0.5%		787,462

Net Assets — 100.0%		$146,505,121

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $26,062,249 as of July 31, 2025, representing 17.8% of net assets.
TSFR -	CME Term Secured Overnight Financing Rate (SOFR)

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	Illiquid security. The total value of these securities as of July 31, 2025 was $13,466,452, representing 9.2% of net assets.
(c)	Security has been valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $10,507,119 as of July 31, 2025, representing 7.2% of net assets.
(d)	The rate shown is the 7-day effective yield as of July 31, 2025.

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2025

	Coupon	Maturity	Par Value	Value
CORPORATE BONDS — 68.7%
Communications — 1.4%
VeriSign, Inc.	4.750%	07/15/27	$6,000,000	$5,998,488

Consumer Discretionary — 10.8%
Garrett Motion Holdings, 144A	7.750%	05/31/32	8,000,000	8,302,376
LKQ Corporation	5.750%	06/15/28	11,000,000	11,259,568
Magna International, Inc.	5.050%	03/14/29	5,000,000	5,075,918
Mohawk Industries, Inc.	5.850%	09/18/28	11,000,000	11,394,550
Polaris, Inc.	6.950%	03/15/29	8,000,000	8,432,188
				44,464,600
Consumer Staples — 4.2%
J.M. Smucker Company (The)	3.375%	12/15/27	8,500,000	8,306,719
Kroger Company (The)	2.650%	10/15/26	5,098,000	4,985,356
Walgreens Boots Alliance, Inc.	3.450%	06/01/26	4,000,000	3,941,172
				17,233,247
Financials — 21.6%
Bank of America Corporation (a)	4.375%	12/31/99	5,500,000	5,367,392
Bank OZK (TSFR3M + 209, effective 10/01/26) (b)	2.750%	10/01/31	12,250,000	10,902,500
Churchill LBC, LLC, 144A (c)	9.250%	01/01/31	5,000,000	5,006,054
CNG Holdings, Inc., 144A	14.500%	06/30/26	3,969,000	3,693,551
First Maryland Capital I (TSFR3M + 126.16) (b)	5.579%	01/15/27	5,000,000	4,913,970
First National Bank of Nebraska, Inc., 144A	7.250%	06/15/35	6,000,000	6,084,128
FNB Corporation (SOFR + 193, effective 12/11/29) (b)	5.722%	12/11/30	8,000,000	8,045,341
Loews Corporation	3.750%	04/01/26	6,000,000	5,969,708
MSCI, Inc., 144A	4.000%	11/15/29	9,000,000	8,692,118
NCP SNIP (c)(d)	13.500%	12/31/25	5,725,000	5,719,458
Ponder Farms LBC, LLC , Series 2025, 144A (c)	8.500%	01/01/29	4,131,913	4,137,261
Reese Farms Development, LLC, 144A (c)(d)	8.500%	07/15/29	5,000,000	5,108,940
Southern Bancshares (N.C.), Inc., 144A (TSFR3M + 241, effective 06/30/26) (b)	3.125%	06/30/31	5,800,000	5,148,317
Truist Financial Corporation (TSFR3M + 93.16) (b)	5.258%	05/15/27	5,788,000	5,731,281
Zions Bancorporation	3.250%	10/29/29	5,000,000	4,588,830
				89,108,849

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

	Coupon	Maturity	Par Value	Value
CORPORATE BONDS — 68.7% (Continued)
Health Care — 7.1%
Cencora, Inc.	4.625%	12/15/27	$5,500,000	$5,523,564
Edwards Lifesciences Corporation	4.300%	06/15/28	5,000,000	4,989,896
Humana, Inc.	3.950%	03/15/27	4,500,000	4,465,657
Humana, Inc.	5.375%	04/15/31	8,000,000	8,158,102
McKesson Corporation	0.900%	12/03/25	6,065,000	5,987,280
				29,124,499
Industrials — 13.6%
HEICO Corporation	5.250%	08/01/28	10,900,000	11,105,630
Jacobs Energy Group, Inc.	6.350%	08/18/28	9,000,000	9,423,370
Penske Truck Leasing Company, L.P., 144A	5.700%	02/01/28	11,000,000	11,266,733
Raytheon Technology Corporation	3.950%	08/16/25	5,000,000	4,997,941
Textron, Inc.	3.900%	09/17/29	7,000,000	6,829,684
Timken Company (The)	4.500%	12/15/28	12,433,000	12,409,485
				56,032,843
Materials — 3.8%
Ball Corporation	6.000%	06/15/29	7,000,000	7,125,531
Kennametal, Inc.	4.625%	06/15/28	3,600,000	3,597,264
Sherwin-Williams Company (The)	3.450%	06/01/27	5,000,000	4,910,888
				15,633,683
Technology — 6.2%
Arrow Electronics, Inc.	5.150%	08/21/29	5,000,000	5,070,212
Fidelity National Information Services, Inc.	4.700%	07/15/27	5,000,000	5,000,689
Hewlett Packard Enterprise Company	4.900%	10/15/25	5,231,000	5,230,971
Keysight Technologies, Inc.	4.600%	04/06/27	3,614,000	3,617,978
Micron Technology, Inc.	6.750%	11/01/29	5,000,000	5,379,415
Western Digital Corporation	4.750%	02/15/26	1,488,000	1,483,318
				25,782,583
Total Corporate Bonds
(Cost $281,642,396)				$283,378,792

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

	Coupon	Maturity	Par Value	Value
U.S. TREASURY OBLIGATIONS — 14.0%
U.S. Treasury Notes	4.500%	05/15/27	$12,000,000	$12,103,125
U.S. Treasury Notes	4.250%	01/15/28	10,500,000	10,578,750
U.S. Treasury Notes	4.250%	02/15/28	10,000,000	10,080,859
U.S. Treasury Notes	4.625%	04/30/29	12,000,000	12,291,563
U.S. Treasury Notes	4.375%	12/31/29	12,500,000	12,715,332
Total U.S. Treasury Obligations
(Cost $56,929,972)				$57,769,629

	Coupon	Maturity	Par Value	Value
U.S. GOVERNMENT & AGENCIES — 3.5%
Federal Farm Credit Bank — 3.5%
Federal Farm Credit Bank	5.420%	08/12/33	$10,000,000	$9,987,033
Federal Farm Credit Bank	5.310%	09/25/35	4,500,000	4,479,035
Total U.S. Government & Agencies
(Cost $14,463,528)				$14,466,068

	Coupon	Maturity	Par Value	Value
BANK DEBT — 1.3%
Financials — 1.3%
NCP SPV Texas, L.P. Revolving Loan (Prime + 187) (b)(c)(d)
(Cost $5,248,311)	9.370%	09/23/26	$5,248,311	$5,233,558

	Shares	Value
COMMON STOCKS — 1.7%
Materials — 1.7%
Natural Resource Partners, L.P. (Cost $6,196,935)	69,000	$7,066,980

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
MONEY MARKET FUNDS — 9.8%
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 4.23% (e) (Cost $40,192,572)	40,192,572	$40,192,572

Total Investments at Value — 99.0% (Cost $404,673,714)		$408,107,599

Other Assets in Excess of Liabilities — 1.0%		4,288,050

Net Assets — 100.0%		$412,395,649

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $57,439,478 as of July 31, 2025, representing 13.9% of net assets.
SOFR -	Secured Overnight Financing Rate
TSFR -	CME Term Secured Overnight Financing Rate (SOFR)

(a)	Security has a perpetual maturity.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(c)	Illiquid security. The total value of these securities as of July 31, 2025 was $25,205,271, representing 6.1% of net assets.
(d)	Security has been valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $16,061,956 as of July 31, 2025, representing 3.9% of net assets.
(e)	The rate shown is the 7-day effective yield as of July 31, 2025.

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2025

	Eubel Brady & Suttman Income and Appreciation Fund	Eubel Brady & Suttman Income Fund
ASSETS
Investments in securities:
At cost	$146,285,983	$404,673,714
At value (Note 2)	145,717,659	408,107,599
Receivable for capital shares sold	—	499
Dividends and interest receivable	824,278	4,458,039
Other assets	9,947	15,545
Total assets	146,551,884	412,581,682

LIABILITIES
Distributions payable	239	1,656
Payable for capital shares redeemed	22,703	128,027
Payable to administrator (Note 4)	10,540	29,350
Accrued shareholder servicing fees (Note 6)	4,970	14,060
Other accrued expenses	8,311	12,940
Total liabilities	46,763	186,033

NET ASSETS	$146,505,121	$412,395,649

NET ASSETS CONSIST OF:
Paid-in capital	$145,156,445	$419,535,891
Distributable earnings (accumulated deficit)	1,348,676	(7,140,242)
NET ASSETS	$146,505,121	$412,395,649

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	14,841,051	42,438,157

Net asset value, offering price and redemption price per share (Note 2)	$9.87	$9.72

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

STATEMENTS OF OPERATIONS

For the Year Ended July 31, 2025

	Eubel Brady & Suttman Income and Appreciation Fund	Eubel Brady & Suttman Income Fund
INVESTMENT INCOME
Dividends	$920,243	$1,592,729
Interest	6,141,569	18,441,593
Total investment income	7,061,812	20,034,322

EXPENSES
Administration fees (Note 4)	131,649	333,648
Shareholder servicing fees (Note 6)	59,063	155,300
Registration and filing fees	28,688	31,854
Custody and bank service fees	12,921	30,029
Trustees’ fees and expenses (Note 4)	20,749	20,749
Legal fees	19,860	19,860
Audit and tax services fees	19,432	19,432
Insurance expense	7,362	15,781
Shareholder reporting expenses	7,296	7,296
Pricing fees	4,530	7,153
Postage and supplies	2,566	2,493
Other expenses	8,222	9,252
Total expenses	322,338	652,847

NET INVESTMENT INCOME	6,739,474	19,381,475

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from investment transactions	4,893,049	(1,072,084)
Net change in unrealized appreciation (depreciation) on investments	(1,944,086)	8,016,917
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	2,948,963	6,944,833

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,688,437	$26,326,308

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31, 2025	Year Ended July 31, 2024
FROM OPERATIONS
Net investment income	$6,739,474	$7,227,751
Net realized gains (losses) from investment transactions	4,893,049	(859,571)
Net change in unrealized appreciation (depreciation) on investments	(1,944,086)	5,789,681
Net increase in net assets resulting from operations	9,688,437	12,157,861

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(8,419,188)	(8,059,714)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	10,946,584	24,980,016
Net asset value of shares issued in reinvestment of distributions to shareholders	8,415,592	8,056,670
Payments for shares redeemed	(48,618,682)	(15,259,307)
Net increase (decrease) in net assets from capital share transactions	(29,256,506)	17,777,379

TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,987,257)	21,875,526

NET ASSETS
Beginning of year	174,492,378	152,616,852
End of year	$146,505,121	$174,492,378

CAPITAL SHARES ACTIVITY
Shares sold	1,114,176	2,575,609
Shares reinvested	858,088	839,803
Shares redeemed	(5,000,953)	(1,583,997)
Net increase (decrease) in shares outstanding	(3,028,689)	1,831,415
Shares outstanding at beginning of year	17,869,740	16,038,325
Shares outstanding at end of year	14,841,051	17,869,740

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31, 2025	Year Ended July 31, 2024
FROM OPERATIONS
Net investment income	$19,381,475	$18,381,277
Net realized losses from investment transactions	(1,072,084)	(921,232)
Net change in unrealized appreciation (depreciation) on investments	8,016,917	10,447,802
Net increase in net assets resulting from operations	26,326,308	27,907,847

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(19,385,293)	(18,391,543)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	91,268,412	62,617,842
Net asset value of shares issued in reinvestment of distributions to shareholders	19,366,164	18,374,996
Payments for shares redeemed	(134,102,123)	(42,439,100)
Net increase (decrease) in net assets from capital share transactions	(23,467,547)	38,553,738

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,526,532)	48,070,042

NET ASSETS
Beginning of year	428,922,181	380,852,139
End of year	$412,395,649	$428,922,181

CAPITAL SHARES ACTIVITY
Shares sold	9,451,924	6,632,773
Shares reinvested	2,004,382	1,950,662
Shares redeemed	(13,920,544)	(4,502,403)
Net increase (decrease) in shares outstanding	(2,464,238)	4,081,032
Shares outstanding at beginning of year	44,902,395	40,821,363
Shares outstanding at end of year	42,438,157	44,902,395

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021
Net asset value at beginning of year	$9.76	$9.52	$9.65	$10.32	$9.76

Income (loss) from investment operations:
Net investment income	0.45	0.43	0.37	0.25	0.26
Net realized and unrealized gains (losses) on investments	0.22	0.29	(0.07)	(0.49)	0.63
Total from investment operations	0.67	0.72	0.30	(0.24)	0.89

Less distributions from:
Net investment income	(0.51)	(0.45)	(0.37)	(0.25)	(0.27)
Net realized gains on investments	(0.05)	(0.03)	(0.06)	(0.18)	(0.06)
Total distributions	(0.56)	(0.48)	(0.43)	(0.43)	(0.33)

Net asset value at end of year	$9.87	$9.76	$9.52	$9.65	$10.32

Total return (a)	7.09%	7.74%	3.24%	(2.39%)	9.20%

Net assets at end of year (000’s)	$146,505	$174,492	$152,617	$120,882	$118,185

Ratios/supplementary data:
Ratio of total expenses to average net assets	0.22%	0.21%	0.22%	0.25%	0.26%
Ratio of net investment income to average net assets	4.55%	4.43%	3.91%	2.47%	2.59%
Portfolio turnover rate	20%	22%	23%	33%	50%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021
Net asset value at beginning of year	$9.55	$9.33	$9.54	$9.97	$9.85

Income (loss) from investment operations:
Net investment income	0.48	0.43	0.34	0.19	0.21
Net realized and unrealized gains (losses) on investments	0.17	0.22	(0.21)	(0.43)	0.12
Total from investment operations	0.65	0.65	0.13	(0.24)	0.33

Less distributions from net investment income	(0.48)	(0.43)	(0.34)	(0.19)	(0.21)

Net asset value at end of year	$9.72	$9.55	$9.33	$9.54	$9.97

Total return (a)	6.97%	7.15%	1.46%	(2.40%)	3.43%

Net assets at end of year (000’s)	$412,396	$428,922	$380,852	$350,756	$311,539

Ratios/supplementary data:
Ratio of total expenses to average net assets	0.17%	0.17%	0.17%	0.18%	0.20%
Ratio of net investment income to average net assets	4.98%	4.58%	3.69%	2.01%	2.13%
Portfolio turnover rate	38%	19%	40%	50%	33%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS

July 31, 2025

1.	Organization

Eubel Brady & Suttman Income and Appreciation Fund (“EBS Income and Appreciation Fund”) and Eubel Brady & Suttman Income Fund (“EBS Income Fund”) (individually, a “Fund” and collectively, the “Funds”) are each a no-load diversified series of Eubel Brady & Suttman Mutual Fund Trust (the “Trust”), an open-end management investment company organized as an Ohio business trust on April 22, 2014.

The investment objective of EBS Income and Appreciation Fund is to provide total return through a combination of current income and capital appreciation.

The investment objective of EBS Income Fund is to preserve capital, produce income and maximize total return.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard ASU 2023-07 impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM of the Funds is Eubel Brady & Suttman Asset Management, Inc. (the “Adviser”, the Research Group of the Adviser). Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

2.	Significant Accounting Policies

The Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

New Accounting Pronouncement — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency,

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impact of these changes on the Funds’ financial statements.

Securities Valuation — Each Fund values it’s portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are generally valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. The Funds typically use an independent pricing service to determine the value of their fixed income securities. The pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of fixed income securities without regard to sale or bid prices. Commercial paper may be valued at amortized cost, which under normal circumstances approximates market value.

If the Adviser (the “Valuation Designee”), determines that a price provided by the pricing service does not accurately reflect the market value of the securities or, when prices are not readily available from the pricing service, securities are valued at fair value as determined in good faith by the Valuation Designee in conformity with guidelines adopted by and subject to review by the Board of Trustees of the Trust (the “Board”).

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Certain fixed income securities held by the Funds are classified as Level 2 since the values for these securities are typically provided by an independent pricing service that utilizes various “other significant observable inputs” as discussed above. Other fixed income securities (including certain corporate bonds and bank debt) held by the Funds, are classified as Level 3 since the values for these securities are based

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

on prices derived from one or more significant inputs that are unobservable. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

The following is a summary of each Fund’s investments and the inputs used to value the investments as of July 31, 2025 by security type:

EBS Income and Appreciation Fund:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$37,913,491	$8,413,696	$46,327,187
Convertible Bonds	—	68,089,053	—	68,089,053
Bank Debt	—	—	2,093,423	2,093,423
Common Stocks	5,513,458	—	—	5,513,458
Money Market Funds	23,694,538	—	—	23,694,538
Total	$29,207,996	$106,002,544	$10,507,119	$145,717,659

EBS Income Fund:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$272,550,394	$10,828,398	$283,378,792
U.S. Treasury Obligations	—	57,769,629	—	57,769,629
U.S. Government & Agencies	—	14,466,068	—	14,466,068
Bank Debt	—	—	5,233,558	5,233,558
Common Stocks	7,066,980	—	—	7,066,980
Money Market Funds	40,192,572	—	—	40,192,572
Total	$47,259,552	$344,786,091	$16,061,956	$408,107,599

The following is a reconciliation of Level 3 investments of the Funds for which significant unobservable inputs were used to determine fair value for the year ended July 31, 2025:

EBS Income and Appreciation Fund
Investments in Securities	Value as of July 31, 2024	Purchases	Sales/ maturities	Net change in unrealized appreciation (depreciation)	Value as of July 31, 2025
Corporate Bonds	$1,765,237	$6,500,000	$—	$148,459	$8,413,696
Bank Debt	2,493,042	4,314,563	(4,687,227)	(26,955)	2,093,423
Total	$4,258,279	$10,814,563	$(4,687,227)	$121,504	$10,507,119

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

EBS Income Fund
Investments in Securities	Value as of July 31, 2024	Purchases	Sales/ maturities	Net change in unrealized appreciation (depreciation)	Value as of July 31, 2025
Corporate Bonds	$5,614,433	$5,000,000	$—	$213,965	$10,828,398
Bank Debt	6,232,605	10,786,407	(11,718,066)	(67,388)	5,233,558
Total	$11,847,038	$15,786,407	$(11,718,066)	$146,577	$16,061,956

The total change in unrealized appreciation (depreciation) included on the Statements of Operations attributable to Level 3 investments still held at July 31, 2025 is $142,558 and $199,212 for EBS Income and Appreciation Fund and EBS Income Fund, respectively.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Valuation Designee in conformity with guidelines adopted by and subject to review by the Board to determine the fair value of the Level 3 investments.

EBS Income and Appreciation Fund
	Fair Value at July 31, 2025	Valuation Technique	Unobservable Input[1]	Value/ Range	Weighted Average of Unobservable Inputs
Corporate Bonds	$8,413,696	DCF Model	Discount Rate[2]	7.50% - 13.74%	8.87%
Bank Debt	$2,093,423	DCF Model	Discount Rate[2]	9.50%	N/A

EBS Income Fund
	Fair Value at July 31, 2025	Valuation Technique	Unobservable Input[1]	Value Range	Weighted Average of Unobservable Inputs
Corporate Bonds	$10,828,398	DCF Model	Discount Rate[2]	7.50% - 13.74%	10.80%
Bank Debt	$5,233,558	DCF Model	Discount Rate[2]	9.50%	N/A

DCF -	Discounted Cash Flow

[1]	Significant increases and decreases on the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in a decrease to the fair value. A decrease to the unobservable input would have the opposite effect.
[2]	The Discount Rate used is determined by the Adviser by emplying a reference benchmark, adjusted by a credit spread.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

There were no derivative instruments held by the Funds as of or during the year ended July 31, 2025.

Share Valuation — The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to its NAV per share.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Income, Investment Transactions and Realized Capital Gains and Losses — Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is recorded as earned. Discounts and premiums on fixed income securities are amortized using the effective interest method and is included in interest income. Investment transactions are accounted for on trade date. Realized capital gains and losses on investments sold are determined on a specific identification basis.

Expenses — Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable.

Distributions to Shareholders — Distributions to shareholders of net investment income, if any, are paid monthly. Capital gain distributions, if any, are distributed to shareholders annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and realized capital gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. Dividends and distributions are recorded on the ex-dividend date.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

The tax character of distributions paid during the years ended July 31, 2025 and 2024 was as follows:

	Years Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
EBS Income and Appreciation Fund	7/31/2025	$7,624,147	$795,041	$8,419,188
	7/31/2024	$7,771,391	$288,323	$8,059,714
EBS Income Fund	7/31/2025	$19,385,293	$—	$19,385,293
	7/31/2024	$18,391,543	$—	$18,391,543

Federal Income Tax — Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of July 31, 2025:

	EBS Income and Appreciation Fund	EBS Income Fund
Tax cost of investments	$147,944,273	$404,928,658
Gross unrealized appreciation	$3,603,165	$5,631,910
Gross unrealized depreciation	(5,829,779)	(2,452,969)
Net unrealized appreciation (depreciation) on investments	(2,226,614)	3,178,941
Undistributed ordinary income	229,741	—
Undistributed long-term gains	3,345,549	—
Accumulated capital and other losses	—	(10,319,183)
Distributable earnings (accumulated deficit)	$1,348,676	$(7,140,242)

The difference between the federal income tax cost of investments and the Schedule of Investments cost for each Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

These “book/tax” differences are temporary in nature and are primarily due to basis adjustments related to the Funds’ holdings in convertible bonds and publicly traded partnerships.

As of July 31, 2025, the Funds had the following capital loss carryforwards (“CLCFs”) for federal income tax purposes:

	EBS Income and Appreciation Fund	EBS Income Fund
Short-term	$—	$1,909,769
Long-term	—	8,409,414
	$—	$10,319,183

These CLCFs, which do not expire, may be utilized in future years to offset net realized gains, if any, prior to distributing such gains to shareholders.

During the year ended July 31, 2025, the Funds utilized prior year CLCFs against current year gains as summarized below:

	EBS Income and Appreciation Fund	EBS Income Fund
Short-term utilized	$1	$—
Long-term utilized	1,039,420	—
	$1,039,421	$—

For the year ended July 31, 2025, EBS Income and Appreciation Fund and EBS Income Fund reclassified $816 and $133,678, respectively, of paid-in capital against distributable earnings (accumulated deficit) on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on each Fund’s net assets or NAV per share.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. Each Fund identifies its major tax jurisdiction as U.S. Federal.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses on the Statements of Operations.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

3.	Unfunded Loan Commitment

At July 31, 2025, unfunded loan commitments for the Funds were as follows:

Fund	Borrower	Unfunded Commitment
EBS Income and Appreciation Fund	NCP Finance Limited Partnership	$1,900,676
EBS Income Fund	NCP Finance Limited Partnership	$4,751,689

Pursuant to an Asset-Based Lending Credit Agreement between the Funds and NCP SVP Texas, L.P. (the “Borrower”), the Borrower has agreed to pay the Funds a commitment fee equal to 0.25% of the average daily unfunded commitment balance, which is included within interest income on the Statements of Operations.

4.	Transactions with Related Parties

Certain officers of the Trust are also officers of the Adviser, of Ultimus Fund Solutions, LLC (“Ultimus”), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Funds, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter and exclusive agent for the distribution of shares of the Funds.

Investment Adviser — Under the terms of the Management Agreement between the Trust and the Adviser, the Adviser manages each Fund’s investments subject to oversight by the Board. The Funds do not pay the Adviser investment advisory fees under the Management Agreement. However, prior to investing in a Fund, a prospective shareholder must enter into an investment advisory agreement with the Adviser that calls for the payment of an advisory fee based upon a percentage of all assets (including shares of the Funds) managed by the Adviser on behalf of the prospective shareholder. The fee schedule may be negotiable at the time the account is opened and is generally based upon the value of assets held in the client’s account and the style of management.

The Adviser has entered into an agreement with the Funds under which it has agreed to reimburse Fund expenses to the extent necessary to limit total annual operating expenses (excluding brokerage costs, taxes, interest, acquired fund fees and expenses, expenses incurred pursuant to the Funds’ Shareholder Servicing Plan and extraordinary expenses) to an amount not exceeding 0.35% of each Fund’s average daily net assets. Any payments by the Adviser of expenses which are a Fund’s obligation are subject to repayment by the Fund for a period of three years following the date on which such expenses were paid, provided that the repayment does not cause the Fund’s total annual operating expenses to exceed the lesser of: (i) the expense limitation in effect at the time such expenses were reimbursed; and

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(ii) the expense limitation in effect at the time the Adviser seeks reimbursement of such expenses. This agreement is currently in effect until December 1, 2026. No expense reimbursements were required during the year ended July 31, 2025.

Administrator — Ultimus provides administration, fund accounting and transfer agency services to each Fund. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Funds’ portfolio securities.

Compensation of Trustees — Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Funds for their services. Each Trustee who is not an interested person of the Trust receives from the Funds a fee of $3,281 for attendance at each meeting of the Board, in addition to reimbursement of travel and other expenses incurred in attending the meetings. The Chairperson of the Audit and Governance Committee receives an additional annual fee of $1,250, paid quarterly.

5.	Securities Transactions

During the year ended July 31, 2025, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, were as follows:

	EBS Income and Appreciation Fund	EBS Income Fund
Purchases of investment securities	$26,863,704	$90,138,521
Proceeds from sales and maturities of investment securities	$78,938,335	$169,992,309

During the year ended July 31, 2025, cost of purchases and proceeds from sales and maturities of long-term U.S. government securities were as follows:

	EBS Income and Appreciation Fund	EBS Income Fund
Purchases of investment securities	$—	$47,317,088
Proceeds from sales and maturities of investment securities	$—	$—

6.	Shareholder Servicing Plan

The Funds have adopted a Shareholder Servicing Plan (the “Plan”) which allows each Fund to make payments to financial organizations (including payments directly to the Adviser and the Distributor) for providing account administration and account

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

maintenance services to Fund shareholders. The annual fees paid under the Plan may not exceed an amount equal to 0.25% of each Fund’s average daily net assets. During the year ended July 31, 2025, EBS Income and Appreciation Fund and EBS Income Fund incurred $59,063 and $155,300, respectively, of shareholder servicing fees pursuant to the Plan. No payments were made to the Adviser or the Distributor during the year ended July 31, 2025.

7.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected.

9.	Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Eubel Brady & Suttman Mutual Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Eubel Brady & Suttman Income and Appreciation Fund and Eubel Brady & Suttman Income Fund (the “Funds”), each a series of Eubel Brady & Suttman Mutual Fund Trust, as of July 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and agent bank. Our audits also included evaluating

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (Continued)

the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2014.

COHEN & COMPANY, LTD.

Cleveland, Ohio

September 24, 2025

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Not applicable.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Board of Trustees, including all the Independent Trustees voting separately, has reviewed and approved the continuance of the Investment Advisory Agreement between the Trust, on behalf of the EBS Income and Appreciation Fund and the EBS Income Fund, and the Adviser. Approval took place at an in-person meeting held on June 16, 2025, at which all Trustees were present, including all of the Independent Trustees.

In the course of their consideration of the continuation of the Investment Advisory Agreement, the Independent Trustees were advised by independent legal counsel and received materials from their counsel discussing the legal standards for their consideration of the proposed approval of the continuation of the Investment Advisory Agreement on behalf of the Funds. The Independent Trustees received and reviewed information provided by the Adviser in response to requests from independent legal counsel. Prior to voting, the Independent Trustees met with and asked questions of representatives of the Adviser and also met separately with their independent legal counsel.

In considering the Investment Advisory Agreement and reaching their conclusions with respect to the continuation of the Investment Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below.

Nature, Extent and Quality of Services

As part of its review, the Board considered information about the overall organization and business functions of the Adviser and the various functions performed by the Adviser for the Funds, such as portfolio management, compliance monitoring, portfolio trading practices, and oversight of third-party service providers. In evaluating the nature, extent and quality of services that the Adviser provides under the Advisory Agreement, the Board took into account, among other factors, the Adviser’s fundamental investment process; the operational, compliance and regulatory roles that the Adviser has performed; the credentials and experience of its portfolio managers; and the

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

ADDITIONAL INFORMATION (Unaudited) (Continued)

overall level of attention it devotes to its core management process. The Trustees were mindful that the Adviser’s commitment to employee ownership enhances its ability to attract and retain key investment and other management professionals and reinforces a long-term management perspective. The Independent Trustees also considered that during each of the quarterly Board meetings, the Adviser had provided its views on the overall conditions of the markets and its strategies for managing the Funds under those market conditions, including its rationale for disposing of certain positions and purchasing others. The Independent Trustees considered the Adviser’s independent decision-making process and commitment to its investment process, particularly during periods of market volatility and during periods when attractive investment opportunities are limited. After taking into account all this information, the Board concluded that it was satisfied with the nature, extent, and quality of the investment advisory services the Adviser has provided to the Funds.

Expenses and Performance

The Trustees next considered information regarding each Fund’s expense ratio and comparative peer group expense information, as presented by the Adviser. The EBS Income and Appreciation Fund’s overall expense ratio was compared to funds within the Morningstar category of “Convertible Bond Funds” (no load), while the EBS Income Fund’s overall expense ratio was compared to funds within the Morningstar category of “Multisector Bond Funds” (no load). The Trustees noted that the overall expense ratio of the EBS Income and Appreciation Fund, which does not include a charge for advisory fees paid at the client account level, is lower than the average expense ratio for Convertible Bond Funds, while the overall expense ratio of the EBS Income Fund, which does not include a charge for advisory fees at the client account level, is lower than the average expense ratio for Multisector Bond Funds. The Trustees also considered the range of advisory fees charged by the Adviser at the client account level and applied that range to the overall expense ratio of each Fund to estimate total costs to underlying shareholders. The Trustees found that the expense ratio for each Fund, which included an estimated advisory fee charged at the client account level, was generally within the range of the average expense ratios for the peer groups presented, with the highest indicative expense ratio for both Funds above the highest expense ratio being paid by each Fund’s respective peer group and the lowest indicative expense ratio for both Funds below the lowest expense ratio being paid by each Fund’s respective peer group. Based on this information, the Trustees concluded that each Fund’s expense ratio was reasonable. The Trustees also considered the Adviser’s commitment to extend each Fund’s expense cap arrangements for an additional annual period.

The Trustees next discussed each Fund’s performance record during the one-year, five-year, and ten-year periods ended March 31, 2025 (the “March Reporting Periods”), as compared to the performance of its benchmark indices and Morningstar category average. The Board was mindful that the comparative benchmark indices that were selected by the Adviser to assess the relative performance of the Funds represent

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

ADDITIONAL INFORMATION (Unaudited) (Continued)

a wide spectrum of investments and their relevance as a performance metric is dependent upon the extent of similarities between the composition of the indices and the securities held by the Funds. The Trustees noted that the Adviser had selected the Yield Alternative Index as the comparative index for the EBS Income and Appreciation Fund and the Corporate/Govt Index as the comparative index for the EBS Income Fund. The Trustees noted that during the March Reporting Periods, the EBS Income Fund had exceeded the performance of the Corporate/Govt Index, while the EBS Income and Appreciation Fund had trailed the performance of the Yield Alternatives Index. The Trustees compared the performance of the Funds with the performance of their Morningstar fund categories for the March Reporting Periods, noting that each Fund underperformed its Morningstar category average during these periods, except the EBS Income Fund exceeded its Morningstar category average during the one-year period. The Independent Trustees noted that during the past year, the EBS Income Fund’s orientation towards the shorter end of the yield curve and minimal government exposures had been productive by allowing the Fund to be impacted less by rising yields than its benchmark and that the EBS Income and Appreciation Fund had been negatively impacted by its lower equity sensitivity, which was largely attributable to a lack of opportunities in the convertible securities market. Being mindful that the Adviser does not sub-advise any accounts with similar investment objectives as the Funds, the Trustees discussed the performance of the Adviser’s separately managed account “(SMA”) strategies that hold shares of the Funds, taking into account that the Funds are generally subject to more extensive regulatory and compliance requirements than the SMAs. After considering the expenses and performance of the Funds, the Independent Trustees concluded that the Adviser has demonstrated a satisfactory performance record for each Fund and its continued management is likely to benefit the Funds and their shareholders.

Investment Advisory Fee Rates

The Trustees considered that the Adviser does not charge an investment advisory fee at the Fund level and is compensated by each client under the terms of his or her respective SMA investment advisory agreement. The Trustees noted that shareholders of the Funds generally receive more services for their fees than shareholders of many of the peers in their relevant Morningstar peer group categories and generally have more access to the Adviser than many other mutual fund shareholders. The Trustees reviewed and considered the range of advisory fees payable to the Adviser for SMA services and compared this information with the fees charged by the other funds in the relevant Morningstar peer group for each Fund. The Trustees concluded that the advisory fee ranges at the SMA account level were reasonable in relation to the average rates for the peer groups presented.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

ADDITIONAL INFORMATION (Unaudited) (Continued)

Profitability

The Trustees reviewed information regarding the Adviser’s cost of providing services to the Funds and an explanation of the process that the Adviser used to arrive at its profitability estimates. The Trustees were mindful that the Adviser is entitled to earn a reasonable level of profits for its services, and the Adviser’s profitability will fluctuate from year to year due to changes in operating expenses and the Funds’ aggregate net assets. The Trustees noted that the Adviser continues to invest in its employees and systems and remains committed to maintaining an expense cap for the Funds through December 1, 2026. Following a discussion of the profits and expenses of the Adviser, it was the conclusion of the Independent Trustees that the profits of the Adviser are reasonable and represent a fair and entrepreneurial profit, in light of the quality and scope of services that are provided to the Funds by the Adviser.

Economies of Scale

The Independent Trustees considered the extent to which shareholders of the Funds have realized economies of scale. They noted that shareholders of the Funds have the ability to recognize economies of scale through the fee breakpoints that are provided in the SMA fee structure at the client account level for certain strategies and that the Funds’ expense ratios have generally declined during the past five years. The Independent Trustees further noted that the contractual expense cap for the Funds provides inherent economies of scale by protecting shareholders from a significant increase in operating costs during the contractual period.

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended July 31, 2025, EBS Income and Appreciation Fund designated $795,600 as a long-term capital gain distribution.

Qualified Dividend Income — EBS Income and Appreciation Fund and EBS Income Fund designates 0.58% and 0.00%, respectively, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction — Corporate shareholders are generally entitled to take the dividends received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. For EBS Income and Appreciation Fund and EBS Income Fund’s fiscal year 2025 ordinary income dividends, 0.63% and 0.00%, respectively, qualifies for the corporate dividends received deduction.

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable [filed under item 7]

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable [included under Item 7 if applicable]

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

Not applicable

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Eubel Brady & Suttman Mutual Fund Trust

By (Signature and Title)*	/s/ Scott E. Lundy
Scott E. Lundy, President

Date	October 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott E. Lundy
Scott E. Lundy, President

Date	October 2, 2025

By (Signature and Title)*	/s/ Angela A. Simmons
Angela A. Simmons, Treasurer

Date	October 2, 2025

*	Print the name and title of each signing officer under his or her signature.